Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Consultant Fees [Member]	License Agreement [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series A and B Convertible Preferred Stock [Member] License Agreement [Member]	Series C Preferred Stock [Member]	Series A B C Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Consultant Fees [Member]	Common Stock [Member] License Agreement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Consultant Fees [Member]	Additional Paid-in Capital [Member] License Agreement [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Issuance of redeemable convertible preferred stock, net of issuance cost				$ 10,448
Issuance of redeemable convertible preferred stock, net of issuance cost, shares				10,554,990
Conversion of notes payable and accrued interest into Series A redeemable convertible preferred stock, amount				$ 7,164
Conversion of notes payable and accrued interest into Series A redeemable convertible preferred stock, shares				7,163,984
Accretion of redeemable convertible preferred stock to redemption value				$ 107
Cumulative dividends on redeemable convertible preferred stock				197
Ending balances at Dec. 31, 2016	$ 17,916
Ending balance, shares at Dec. 31, 2016	17,718,974
Beginning balance at Dec. 31, 2015	$ (289)															$ (289)
Vesting of restricted stock	13								$ 1			$ 12
Vesting of restricted stock, shares									773,433
Issuance of common stock		$ 157	$ 318										$ 157	$ 318
Issuance of common stock, shares										189,629	385,063
Accretion of redeemable convertible preferred stock to redemption value	(107)											(107)
Cumulative dividends on redeemable convertible preferred stock	$ (197)											(197)
Issuance of common stock upon exercise of stock options, shares	0
Stock-based compensation expense	$ 662											662
Net loss	(9,431)															(9,431)
Ending balance at Dec. 31, 2016	(8,874)								$ 1			845				(9,720)
Ending balance, shares at Dec. 31, 2016									1,348,125
Issuance of redeemable convertible preferred stock, net of issuance cost				$ 15,445	$ 49,787	$ 9,275
Issuance of redeemable convertible preferred stock, net of issuance cost, shares				15,445,000	12,871,003	3,143,550
Accretion of redeemable convertible preferred stock to redemption value					$ 213
Cumulative dividends on redeemable convertible preferred stock				$ 437
Reversal of Series A redeemable convertible preferred stock dividend				(634)
Ending balances at Dec. 31, 2017	$ 92,439			$ 39,939	$ 52,500
Ending balance, shares at Dec. 31, 2017	49,178,527			35,663,974	13,514,553
Vesting of restricted stock	$ 4								$ 1			3
Vesting of restricted stock, shares									999,253
Accretion of redeemable convertible preferred stock to redemption value	(213)											(213)
Cumulative dividends on redeemable convertible preferred stock	(437)											(437)
Reversal of Series A redeemable convertible preferred stock dividend	$ 634											634
Issuance of common stock upon exercise of stock options, shares	0
Stock-based compensation expense	$ 2,259											2,259
Net loss	(35,491)															(35,491)
Ending balance at Dec. 31, 2017	$ (42,118)								$ 2			3,091				(45,211)
Ending balance, shares at Dec. 31, 2017									2,351,247
Conversion of preferred stock to common stock								$ (144,739)
Conversion of preferred stock to common stock, shares								(60,401,629)
Issuance of redeemable convertible preferred stock, net of issuance cost							$ 52,212
Issuance of redeemable convertible preferred stock, net of issuance cost, shares							11,223,102
Accretion of redeemable convertible preferred stock to redemption value							$ 88
Ending balance, shares at Dec. 31, 2018	0
Vesting of restricted stock									$ 1			(1)
Vesting of restricted stock, shares									907,562
Accretion of redeemable convertible preferred stock to redemption value	$ (88)											(88)
Conversion of preferred stock to common stock	144,739								$ 23			144,716
Conversion of preferred stock to common, shares stock									23,375,405
Issuance of common stock upon initial public offering net of underwriting discounts, commissions and offering costs	89,906								$ 7			89,899
Issuance of common stock upon initial public offering net of underwriting discounts, commissions and offering costs, shares									6,666,667
Issuance of common stock upon exercise of stock options	$ 29											29
Issuance of common stock upon exercise of stock options, shares	4,152								4,152
Stock-based compensation expense	$ 10,703											10,703
Unrealized loss on marketable securities	(8)														$ (8)
Net loss	(57,515)															(57,515)
Ending balance at Dec. 31, 2018	$ 145,648								$ 33			$ 248,349			$ (8)	$ (102,726)
Ending balance, shares at Dec. 31, 2018									33,305,033